Taxation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income taxes [abstract]
Certain deferred tax assets	€ 107	€ 113
Effective tax rate	31.40%